Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	SEI Catholic Values Trust
Central Index Key	0001627853
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Jun. 30, 2016
Class A Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class A
Prospectus:
Trading Symbol	CAVAX
Class A Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class A
Prospectus:
Trading Symbol	CFVAX
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus:
Trading Symbol	CAVYX
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus:
Trading Symbol	CFVYX